Note 12 - Share-based Payments	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
12	Share-based payments

12.1	Cash-settled share-based payments

The Group has expensed the following cash-settled share-based expense arrangements for the twelve months ended December 31:

	Note	2022	2021	2020

Restricted Share Units and cash-settled Performance Units	12.1(a)	609	515	1,299
Caledonia Mining South Africa employee incentive scheme		–	(38)	114
		609	477	1,413

(a)	Restricted Share Units and cash-settled Performance Units

Certain management and employees within the Group are granted Restricted Share Units (“RSUs”) and cash-settled Performance Units (”PUs”) pursuant to provisions of the 2015 Omnibus Equity Incentive Compensation Plan (“OEICP”). All RSUs and PUs were granted and approved at the discretion of the Compensation Committee of the Board of Directors.

RSUs vest three years after grant date given that the service conditions of the relevant employees have been fulfilled. The value of the vested RSUs is the number of RSUs vested multiplied by the fair market value of the Company’s shares, as specified by the OEICP, on the date of settlement.

PUs have a performance condition based on gold production and a performance period of one up to three years. The number of PUs that vest will be the relevant portion of the PUs granted multiplied by the performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

RSU holders are entitled to receive dividends over the vesting period. Such dividends will be reinvested in additional RSUs at the then applicable share price, therefore increasing the liability. PUs have rights to dividends only after they have vested.

RSUs and PUs allow for settlement of the vesting date value in cash or, subject to conditions, shares issuable at fair market value or a combination of both at the discretion of the unitholder.

The fair value of the RSUs at the reporting date was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance multiplier expectation. The fair value of the PUs at the reporting date was based on the Black Scholes option valuation model. At the reporting date it was assumed that there is a 93%-100% probability that the performance conditions will be met and therefore a 93%-100% (2021: 93%-100%) average performance multiplier was used in calculating the estimated liability.

The liability as at December 31, 2022 amounted to $2,217 ( December 31, 2021: $3,027). Included in the liability as at December 31, 2022 is an amount of $853 (2021: $692, 2020: $634) that was expensed and classified as production costs; refer to note 9. During the period PUs to the gross value of $2,272 vested and $1,028 were settled in cash and $1,244 issued in share capital ($804 net value) (2021: $420 settled in cash, 2020: $216 issued as share capital).

The following assumptions were used in estimating the fair value of the cash-settled share-based payment liability on December 31:

	2022		2021
	RSUs	PUs	RSUs	PUs
Risk free rate	3.88%	3.88%	1.52%	1.52%
Fair value (USD)	12.52	12.42	12.06	11.63
Share price (USD)	12.40	12.42	11.71	11.71
Performance multiplier percentage	–	93-100%	–	93-100%
Volatility	1.29	0.91	1.20	1.06

Share units granted:	RSUs	PUs	RSUs	PUs
Grant - January 11, 2019	–	95,740	–	95,740
Grant - March 23, 2019	–	28,287	–	28,287
Grant - June 8, 2019	–	14,672	–	14,672
Grant - January 11, 2020	17,585	114,668	17,585	114,668
Grant - March 31, 2020	–	1,971	–	1,971
Grant - June 1, 2020	–	1,740	–	1,740
Grant - September 9, 2020	–	1,611	–	1,611
Grant - September 14, 2020	–	20,686	–	20,686
Grant - October 5, 2020	–	514	–	514
Grant - January 11, 2021	–	78,875	–	78,875
Grant -April 1, 2021	–	770	–	770
Grant - May 14, 2021	–	2,389	–	2,389
Grant - June 1, 2021	–	1,692	–	1,692
Grant - June 14, 2021	–	507	–	507
Grant - August 13, 2021	–	2,283	–	2,283
Grant - September 1, 2021	–	553	–	553
Grant - September 6, 2021	–	531	–	531
Grant - September 20, 2021	–	526	–	526
Grant - October 1, 2021	–	2,530	–	2,530
Grant - October 11, 2021	–	500	–	500
Grant - November 12, 2021	–	1,998	–	1,998
Grant - December 1, 2021	–	936	–	936
Grant - January 11, 2022	–	96,359	–	–
Grant - January 12, 2022	–	825	–	–
Grant - May 13, 2022	–	2,040	–	–
Grant - June 1, 2022	–	1,297	–	–
Grant - July 1, 2022	–	2,375	–	–
Grant - October 1, 2022	–	2,024	–	–
RSU dividends reinvested	1,980	–	1,066	–
Settlements/terminations	–	(254,491)	–	(30,600)
Total awards	19,565	224,408	18,651	343,379

12.2	Equity-settled share-based payments

The Group has expensed the following equity-settled share-based expense arrangements for the twelve months ended December 31:

	Note	2022	2021	2020

EPUs	12.2(a)	417	–	–
Share option programs	12.2(b)	67	–	–
		484	–	–

(a)	EPUs

EPUs have a performance multiplier calculated on gold production, average normalised controllable cost per ounce of producing gold and a performance period of three years. The number of EPUs that vest as shares will be the EPUs granted multiplied by the performance multiplier percentage.

EPUs do not have rights to dividends.

The shares issued are subject to a minimum holding period of until at least the first anniversary of the EPUs vesting date, thus one year.

The fair value of the EPUs at the grant date was based on the Black Scholes valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance multiplier percentage. At the reporting date it was assumed that there is a 100% probability that the performance conditions will be met and therefore a 100% performance multiplier was used in calculating the equity. The equity-settled share-based expense for EPUs as at December 31, 2022 amounted to $417 (2021: $Nil, 2020: $Nil).

The following assumptions were used in estimating the fair value of the equity-settled share-based payment liability on:

Grant date	January 24, 2022
Number of units – at granted and reporting date	130,380
Share price (USD) – at grant date	11.50
Fair value (USD) – at grant date	10.15
Performance multiplier percentage at December 31, 2022	100%

(b)	Share option programs

The maximum term of the options under the OEICP is ten years. Equity-settled share-based payments under the OEICP will be settled by physical delivery of shares. Under the OEICP the aggregate number of shares that may be issued pursuant to the grant of options, or under any other share compensation arrangements of the Company, will not exceed 10% of the aggregate issued and outstanding shares issued of the Company. At December 31, 2022 the Company has 20,000 options outstanding granted to the employees of 3PPB Plc (providing US investor relations services to Caledonia), P Chidley and P Durham in equal units each.

The fair value of share-based payments noted above was estimated using the Black-Scholes valuation model as the fair value of the services could not be estimated reliably. Service and non-market performance conditions attached to the arrangements were not taken into account in measuring fair value. The following assumptions were used in determining the fair value of the options on December 31, 2022:

Options granted	10,000	10,000
Grant date	February 27, 2018	September 30, 2022
Expiry date	August 25, 2024	September 30, 2029
Period option may be exercised from	February 27, 2018	September 30, 2025
Holding period on shares issued	None	First anniversary from issue date
Stock exchange	Toronto Stock Exchange	New York Stock Exchange
Exercise price	CAD 9.30	USD 9.49
Share price at grant date	CAD 9.30	USD 9.82
Risk-free interest rate	2.86%	4%
Expected stock price volatility (based on historical volatility)	32%	102%
Expected option life in years	3	3

The exercise price for the options granted on February 27, 2018 was determined as the prevailing Toronto Stock Exchange share price on the day of the grant. Expected volatility has been based on an evaluation of the historical volatility of the Company’s share price. The expected term has been based on historical experience.

The equity-settled share-based expense relating to the grants amounted to $67 (2021: $Nil, 2020: $Nil).